Northern Lights Fund Trust III

Counterpoint Tactical Income Fund

Incorporated herein by reference is the supplement to the Prospectus for the Counterpoint Tactical Income Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 16, 2018, (SEC Accession 0001580642-18-003404).